Related Party Transactions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related parties	$ 4,240	$ 8,197
Due from Other Related Parties, Noncurrent	11,239	12,525
Due to related parties	1,037	624
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Due from related parties	2,579	3,376
Due from Other Related Parties, Noncurrent	4,606	4,868
Ultramax pool [Member]
Related Party Transaction [Line Items]
Due from related parties	1,661	2,129
Due from Other Related Parties, Noncurrent	6,633	7,657
Capesize pool [Member]
Related Party Transaction [Line Items]
Due from related parties	0	2,268
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Due from related parties	0	424
Due to related parties	507	3,415
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Due to related parties	209	4,274
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Due to related parties	321	0
Scorpio Commercial & Scorpio Ship Management [Member]
Related Party Transaction [Line Items]
Due to related party, balances included in assets held for sale	$ 0	$ (7,065)